COMMITMENTS AND LEASES - Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Assets	$ 183.0	$ 161.3
Operating Lease, Assets (Balance Sheet Location)	Other assets
Finance Lease, Assets	$ 28.9	38.2
Finance Lease, Assets (Balance Sheet Location)	Property, plant and equipment, net
Total leased assets	$ 211.9	199.5
Operating Lease, Current Liabilities	$ 47.3	44.3
Operating Lease, Current Liabilities (Balance Sheet Location)	Other current liabilities
Finance Lease, Current Liabilities	$ 5.5	5.6
Finance Lease, Current Liabilities (Balance Sheet Location)	Short-term borrowings and current portion of long-term debt and finance leases
Operating Lease, Non-current Liabilities	$ 135.3	116.0
Operating Lease, Non-current Liabilities (Balance Sheet Location)	Long-term retirement benefits and other liabilities
Finance Lease, Non-current Liabilities	$ 11.7	22.9
Finance Lease, Non-current Liabilities (Balance Sheet Location)	Long-term Debt and Lease Obligation
Total lease liabilities	$ 199.8	188.8
Accumulated amortization, finance lease assets	$ 10.4	$ 8.3